Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Condensed Income Statements, Captions [Line Items]
Amortization of intangible asset	$ 1,248,502	$ 159,207	$ 1,241,642
Professional fee	2,312,443	294,879	2,177,751
Other general and administrative expenses	1,928,525	245,923	357,950
Total operating expenses	5,489,470	700,009	3,777,343
Loss before income taxes	5,489,470	700,009	3,777,343
Income taxes	0	0	0
Net loss	$ 5,489,470	$ 700,009	$ 3,777,343